IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCK - 99.95%	Shares	Value

Communication Services - 12.35%
Activision Blizzard, Inc.	5,100	$412,845
Alphabet, Inc. - Class C (a)	5,600	822,976
Electronic Arts, Inc. (a)	3,000	391,230
Facebook, Inc. - Class A (a)	2,887	756,105
Netflix, Inc. (a)	1,075	537,532
Verizon Communications, Inc.	8,000	475,920
Walt Disney Co.	5,300	657,624
		4,054,233
Consumer Discretionary - 13.91%
Amazon.com, Inc. (a)	352	1,108,353
Dollar Tree, Inc. (a)	6,400	584,576
Domino's Pizza, Inc.	1,350	574,128
Home Depot, Inc.	1,620	449,890
McDonald's Corp.	3,000	658,470
Service Corp. International	14,025	591,575
Starbucks Corp.	6,962	598,175
		4,565,167
Consumer Staples - 8.86%
Altria Group, Inc.	13,200	510,048
Constellation Brands, Inc.	2,200	416,922
Costco Wholesale Corp.	1,413	501,615
PepsiCo., Inc.	2,700	374,220
Procter & Gamble Co.	3,900	542,061
Wal-Mart Stores, Inc.	4,039	565,096
		2,909,962
Energy - 1.58%
Chevron Corp.	7,200	518,400

Financials - 11.64%
Bank of America Corp.	23,700	570,933
Charles Schwab Corp.	17,300	626,779
CME Group, Inc.	3,100	518,661
Goldman Sachs Group, Inc.	2,500	502,425
JPMorgan Chase & Co.	5,500	529,485
S&P Global, Inc.	1,800	649,080
Wells Fargo & Co.	18,100	425,531
		3,822,894
Health Care - 15.25%
Abbott Laboratories	6,200	674,746
AbbVie, Inc.	7,000	613,130
CVS Health Corp.	6,800	397,120
Danaher Corp.	2,500	538,325
Edwards Lifesciences Corp. (a)	6,375	508,853
Gilead Sciences, Inc.	7,700	486,563
Johnson & Johnson	4,000	595,520

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCK - 99.95% (continued)	Shares	Value

Health Care - 15.25% (continued)

Pfizer, Inc.	12,600	$462,420
UnitedHealth Group, Inc.	2,340	729,542
		5,006,218
Industrials - 6.52%
Boeing Co.	3,020	499,085
Lockheed Martin Corp.	1,000	383,280
Southwest Airlines Co.	13,100	491,250
United Parcel Service, Inc.	4,600	766,498
		2,140,113
Information Technology - 26.11%
Adobe, Inc. (a)	1,600	784,688
Apple, Inc.	8,140	942,693
Cisco Systems, Inc.	15,000	590,850
Intel Corp.	16,700	864,726
International Business Machines Corp.	5,300	644,851
Microsoft Corp.	3,500	736,155
NVIDIA Corp.	1,600	865,952
PayPal Holdings, Inc. (a)	4,000	788,120
QUALCOMM, Inc.	7,856	924,494
Salesforce.com (a)	3,300	829,356
Visa, Inc. - Class A (a)	3,000	599,910
		8,571,795
Materials - 2.03%
Newmont Corp.	10,500	666,225

Utilities - 1.70%
Vistra Corp.	29,600	558,256

TOTAL COMMON STOCK (Cost $26,638,921)		32,813,264

MONEY MARKET SECURITIES - 0.18%
Federated Hermes Government Obligations Fund - Institutional Shares, 0.01% (b)	58,752	58,752

TOTAL MONEY MARKET SECURITIES (Cost $58,752)		58,752

TOTAL INVESTMENTS AT VALUE (Cost $26,697,673) - 100.13%		$32,872,016
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.13%)		(42,194)
NET ASSETS - 100.00%		$32,829,822

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown represents the 7-day yield at September 30, 2020, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCK - 28.36%	Shares	Value

Communication Services - 1.36%
AT&T, Inc.	5,700	$162,507

Consumer Discretionary - 2.62%
H&R Block, Inc.	8,200	133,578
Polaris, Inc.	1,900	179,246
		312,824
Consumer Staples - 9.00%
Altria Group, Inc.	4,600	177,744
Kellogg Co.	2,800	180,852
Kimberly-Clark Corp.	1,200	177,192
Kraft Heinz Co.	5,600	167,720
Philip Morris International, Inc.	2,500	187,475
Tyson Foods, Inc.	3,100	184,388
		1,075,371
Energy - 1.32%
Chevron Corp.	2,200	158,400

Financials - 7.06%
Bank of America Corp.	7,600	183,084
BlackRock, Inc.	300	169,065
Cullen/Frost Bankers, Inc.	2,600	166,270
JPMorgan Chase & Co.	1,400	134,778
Wells Fargo & Co.	8,100	190,431
		843,628
Health Care - 3.10%
Gilead Sciences, Inc.	2,900	183,251
United Healthcare Group, Inc.	600	187,062
		370,313
Information Technology - 1.65%
Cisco Systems, Inc.	5,000	196,950

Utilities - 2.25%
Portland General Electric Co.	3,200	113,600
PPL Corp.	5,700	155,097
		268,697

TOTAL COMMON STOCK (Cost $3,779,359)		3,388,690

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

CORPORATE BONDS - 19.39%	Principal Amount	Value

American Airlines Group, Inc., 5.000%, due 06/01/2022 (b)	$300,000	204,000
Bombardier, Inc., 6.000%, due 10/15/2022 (b)	250,000	231,875
California Resources Corp., 8.000% due 12/15/2022 (b) (c)	350,000	7,000
Citigroup Global Markets Holdings, Inc./U.S. 7,000%, due 04/16/2035	190,000	199,937
EQT Corp., 3.900%, due 10/01/2027	300,000	276,188
Ford Motor Co., 4.750%, due 01/15/2043	220,000	199,194
General Electric Co., 5.000%, Fixed to Variable Perpetual Bond (a) (h)	320,000	254,964
Genworth Holdings, Inc., 7.625%, due 09/24/2021	125,000	124,844
Nordstrom, Inc., 5.000%, due 01/15/2044	200,000	142,315
Realogy Group LLC, 9.375%, due 04/01/2027 (b)	5,000	5,176
Revlon Consumer Products Corp., 5.750%, due 02/15/2021	300,000	105,000
Service Property Trust, 3.95%, due 01/15/2028	200,000	166,000
Tenneco, Inc., 5.000%, due 07/15/2026	350,000	259,000
United States Steel Corp., 6.650%, due 06/01/2037	230,000	141,450

TOTAL CORPORATE BONDS (Cost $3,152,324)		2,316,942

STRUCTURED NOTES - 10.13%
Citigroup Global Markets Holdings, Inc. Callable Fixed to Float Range Accrual Note, 8.000%, 12/26/2033 (d)	300,000	277,860
Morgan Stanley Fixed to Floating Rate Leveraged CMS and Index Linked Note, 3.575%, 08/30/2028 (a) (e)	350,000	304,500
Natixis US Medium-Term Note Program LLC Callable Fixed to Floating Capped Range Accrual Note, 5.999%, 10/31/2034 (a) (f)	500,000	405,000
Societe Generale SA Callable Fixed to Floating Rate CMS and Index Linked Note, 10.000%, 06/28/2034 - France (g)	325,000	222,885

TOTAL STRUCTURED NOTES (Cost $1,458,568)		1,210,245

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

	Shares	Value
MONEY MARKET SECURITIES - 30.07%
Federated Hermes Government Obligations Fund - Institutional Shares, 0.01% (l)	3,592,597	$3,592,597

TOTAL MONEY MARKET SECURITIES (Cost $3,592,597)		3,592,597

TOTAL INVESTMENTS AT VALUE (Cost $11,982,848) - 87.95%		$10,508,474
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 12.05%		1,439,551
NET ASSETS - 100.00%		$11,948,025

Percentages are stated as a percent of net assets.

(a)  Variable rate security. Rate shown represents the rate in effect at September 30, 2020.

(b)  Security exempted from registration under Rule 144A of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional investors.

(c)  Issue is in default.

(d)  On each coupon payment date occurring during the first year following issuance of the securities, the securities will pay a fixed coupon of 8.00% per annum, regardless of the CMS spread or the level of the underlying indices. Beginning in March 2020, the variable coupon rate will be determined as follows:  Contingent rate of 8.000% multiplied by the number of days the accrual condition is met divided by the number of days in the accrual period, subject to the Maximum Interest Rate of 8.000% and the Minimum Interest Rate of 0.000%.  The accrual condition will be satisfied on an elapsed day if, and only if, (i) the CMS spread is greater than the CMS spread barrier on that elapsed day and (ii) the closing level of each underlying index is greater than or equal to its accrual barrier level on that elapsed day.

(e)  The variable rate is equal to 5 times the difference, if any, between the 30-Year Constant Maturity Swap Rate ("30CMS") and the 2-year Constant Maturity Swap Rate ("2CMS") as determined on the CMS reference determination date at the start of the quarterly interest payment period; subject to a maximum interest rate of 12.00% per annum for each interest payment period during the floating rate interest period and the minimum interest rate of 0.00% per annum.

(f)  The variable rate is determined by multiplying (a) the product of the Multiplier and the applicable CMS30/CMS2 Spread determined as of the reference date at the start of the interest period, and subject to the minimum interest rate of 0.00% and the maximum interest rate of 10.00%, by (b) a fraction equal to the number of calendar days in such interest period with respect to which the closing level of the S&P 500® Index is greater than or equal to 60% of its closing level on trade date divided by the number of calendar days in such interest period.

(g)  For each Interest Period commencing on or after the Original Issue Date through January 2021 (the “Fixed Rate Period”), the interest rate per annum will be equal to the Fixed Interest Rate of 10.000%. For each Interest Period beginning in January 2021 (the “Floating Rate Period”), the interest rate per annum will be equal to the product of (a) the 30-Year Constant Maturity Swap Rate minus the 2-Year Constant Maturity Swap Rate multiplied by the number of days the accrual condition is met divided by the number of days in the accrual period and (b) the Multiplier rate of 50, subject to the Maximum Interest Rate of 10.000% and the Minimum Interest Rate of 0.000%. The accrual condition is satisfied on days where RTY and SX7E are greater than or equal to 60% of the initial index level.

(h) With respect to the Fixed Rate Period ending January 21, 2021, interest will be paid at a rate of 5.00% per annum, payable semi-annually.  Effective January 21, 2021, interest will be paid based on a floating rate equal to three-month LIBOR plus 3.33% per annum, payable quarterly.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2020 (Unaudited)

The following is a summary of significant accounting policies followed by IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”) and the IMS Strategic Income Fund (the “Income Fund”), each a series of 360 Funds (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Securities Valuations and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2020 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. See the chart listing quantitative information about Level 3 fair value measurements for more information on the inputs used by the Advisor in determining fair value of such level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures on June 24, 2014, which established a Valuation Committee to work with the Advisor and report to the Board on securities being fair valued or manually priced. The Lead Chairman and Trustee for the 360 Funds, along with the Fund Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Advisor in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2020 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – The following is a summary of the inputs used to value the Value Fund’s investments as of September 30, 2020:

Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$ 32,813,264	$ –	$ –	$ 32,813,264
Money Market Securities	58,752	–	–	58,752
Total	$ 32,872,016	$ –	$ –	$ 32,872,016

* Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period. During the quarter ended September 30, 2020, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of September 30, 2020:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$ 3,388,690	$ –	$ –	$ 3,388,690
Corporate Bonds	–	2,316,942	–	2,316,942
Structured Notes	–	1,210,245	–	1,210,245
Money Market Securities	3,592,597	–	–	3,592,597
Total	$ 6,981,287	$ 3,527,187	$ –	$ 10,508,474

* Refer to the Schedule of Investments for industry classifications.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2020 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) –

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reverse Convertible Bonds – The Funds may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year or less) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

Restricted Securities – Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At September 30, 2020, the aggregate value of such securities amounted to $448,051 and the value amounts to 3.75% of the net assets of the Income Fund.

	Acquisition Principal Amount	Shares or Principal Amount	Amortized Cost	Fair Value

American Airlines Group, Inc. 5.00%, 06/01/2022	3/05/2020	$300,000	$297,732	$204,000
Bombardier, Inc., 6.000%, due 10/15/2022	11/12/2019	250,000	250,888	231,875
California Resources Corp. 8.00%, 12/15/2022	4/17/2019	350,000	306,335	7,000
Realogy Group LLC, 9.375%, due 04/01/2027	7/24/2019	5,000	4,564	5,176

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2020 (Unaudited)

Investments – As of September 30, 2020, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund
Gross Appreciation	$7,104,207	$8,971
Gross (Depreciation)	(1,021,607)	(1,510,050)
Net Appreciation (Depreciation) on Investments	$6,082,600	$(1,501,079)
Tax Cost	$26,789,416	$12,009,553

For the Value Fund and Income Fund, the difference between book basis and tax basis unrealized appreciation (depreciation) of investments is primarily attributable to the tax deferral of losses on wash sales.